Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Jan. 02, 2011	Oct. 03, 2010	Jul. 04, 2010	Apr. 04, 2010	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Reconciliation of basic net earnings per share to diluted net earnings per share
Basic net earnings per share	$ 0.08	$ 1.17	$ 1.01	$ 1.27	$ 0.71	$ 1.24	$ 1.25	$ 1.64	$ 3.54	$ 4.85	$ 4.45
Average shares outstanding - basic									2,736.0	2,751.4	2,759.5
Potential shares exercisable under stock option plans									158.3	156.1	118.0
Less: shares repurchased under treasury stock method									(122.6)	(122.3)	(92.0)
Convertible debt shares									3.6	3.6	3.6
Adjusted average shares outstanding - diluted									2,775.3	2,788.8	2,789.1
Diluted earnings per share	$ 0.08	$ 1.15	$ 1.00	$ 1.25	$ 0.70	$ 1.23	$ 1.23	$ 1.62	$ 3.49	$ 4.78	$ 4.40